Derivative Financial Instruments - Fair Values of Derivative Instruments that are Not Subject to Hedge Accounting on Consolidated Balance Sheets (Detail) (Not Designated as Hedging Instrument, USD $)
In Millions, unless otherwise specified
	Mar. 01, 2014	Mar. 02, 2013
Other Current Assets | Currency Forward Contracts
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Not Subject To Hedge Accounting	$ 5	$ 44
Other Current Assets | Currency Option Contracts
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Not Subject To Hedge Accounting	1	0
Accrued Liabilities | Currency Forward Contracts
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value Not Subject to Hedge Accounting	(15)	(14)
Accrued Liabilities | Currency Option Contracts
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value Not Subject to Hedge Accounting	$ (1)	$ (1)